Stock-Based Compensation - Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Share Based Payment Award Stock Options Valuation Assumptions Abstract
Risk free interest rate	0.00%	4.44%
Expected term (years)	0 years	5 years
Expected volatility	0.00%	204.00%
Expected dividend yield	0.00%	0.00%